Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		11 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2022
Class A Common Stock
Diluted weighted average shares outstanding	25,000,000	25,000,000	25,000,000	25,000,000	11,144,578	[1]	25,000,000	[1]
Diluted net income per share	$ (0.04)	$ 0.08	$ (0.03)	$ 0.26	$ 0.26		$ 0.37
Class B Common Stock
Diluted weighted average shares outstanding	6,250,000	6,250,000	6,250,000	6,250,000	6,099,398	[1]	6,250,000	[1]
Diluted net income per share	$ (0.04)	$ 0.08	$ (0.03)	$ 0.26	$ 0.26		$ 0.37

[1]	For the period from February 2, 2021 (inception) through December 31, 2021 weighted average shares were reduced for the effect of an aggregate of 937,500 shares of common stock that were subject to forfeiture if the over-allotment option was not exercised by the underwriters (see Note 5). On September 11, 2021, the over-allotment option expired and 937,500 shares of Class B common stock were forfeited.